Intangible Assets - Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure Of Goodwill [line items]
Intangible assets	S/ 847,095		S/ 940,070	S/ 960,286
Additions	137,624		100,681	117,290
Capitalization of interest expenses	3,527		3,361	26,015
Deconsolidation, net			(72,127)	(23,666)
Transfers from assets under Construction				169
Derecognition - net	(7,051)		(6,083)	(2,464)
Amortization	(105,278)		(112,072)	(86,557)
Impairment loss	(38,770)			(49,609)
Impairment reversal	20,676	$ 4,782
Translations adjustments	(4,508)		(6,735)	(1,394)
Intangible assets	853,315		847,095	940,070
Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	1,741,820		1,777,200	1,707,958
Intangible assets	1,683,771		1,741,820	1,777,200
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(894,725)		(837,130)	(747,672)
Intangible assets	(830,456)		(894,725)	(837,130)
Goodwill [member]
Disclosure Of Goodwill [line items]
Intangible assets	93,288		116,804	144,520
Deconsolidation, net			(20,086)	(3,524)
Derecognition - net	(930)
Impairment loss	(33,089)			(20,068)
Translations adjustments	(1,902)		(3,430)	(4,124)
Intangible assets	57,367		93,288	116,804
Goodwill [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	174,031		197,547	205,195
Intangible assets	93,887		174,031	197,547
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(80,743)		(80,743)	(60,675)
Intangible assets	(36,520)		(80,743)	(80,743)
Trademarks [member]
Disclosure Of Goodwill [line items]
Intangible assets	52,441		65,100	93,666
Deconsolidation, net			(8,358)
Impairment loss				(29,541)
Impairment reversal	20,676
Translations adjustments	(2,471)		(4,301)	975
Reclasifications	49
Intangible assets	70,695		52,441	65,100
Trademarks [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	97,097		110,486	109,511
Intangible assets	73,836		97,097	110,486
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(44,656)		(45,386)	(15,845)
Intangible assets	(3,141)		(44,656)	(45,386)
Concession rights [member]
Disclosure Of Goodwill [line items]
Intangible assets	482,040		528,227	517,760
Additions	26,645		23,803	38,156
Capitalization of interest expenses	2,725		3,361	26,015
Deconsolidation, net			(22,758)	(17,354)
Transfers from assets under Construction				(11,217)
Derecognition - net			(16)	(537)
Amortization	(49,049)		(50,776)	(24,609)
Impairment loss	(3,213)
Translations adjustments			199	13
Reclasifications	(15,198)
Intangible assets	443,950		482,040	528,227
Concession rights [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	836,254		841,229	844,213
Intangible assets	710,290		836,254	841,229
Concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(354,214)		(313,002)	(326,453)
Intangible assets	(266,340)		(354,214)	(313,002)
Contractual relationships with clients [member]
Disclosure Of Goodwill [line items]
Intangible assets	17,057		34,265	32,811
Additions				5,274
Deconsolidation, net			(8,909)
Amortization	(3,682)		(7,996)	(4,189)
Translations adjustments	(114)		(303)	369
Reclasifications	(12,760)
Intangible assets	501		17,057	34,265
Contractual relationships with clients [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	85,482		98,607	95,127
Intangible assets	72,810		85,482	98,607
Contractual relationships with clients [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(68,425)		(64,342)	(62,316)
Intangible assets	(72,309)		(68,425)	(64,342)
Software and development costs [member]
Disclosure Of Goodwill [line items]
Intangible assets	3,992		17,624	20,021
Additions	3,745		3,267	3,330
Deconsolidation, net			(10,153)	(21)
Transfers from assets under Construction	672		199	2,761
Derecognition - net	(2,015)		(1,941)	(1,572)
Amortization	(5,308)		(5,834)	(8,091)
Translations adjustments	(21)		830	1,196
Reclasifications	19,410
Intangible assets	20,475		3,992	17,624
Software and development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	16,177		59,913	60,607
Intangible assets	48,073		16,177	59,913
Software and development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(12,185)		(42,289)	(40,586)
Intangible assets	(27,598)		(12,185)	(42,289)
Costs of development of wells [member]
Disclosure Of Goodwill [line items]
Intangible assets	139,221		116,733	108,722
Additions	102,022		68,544	49,698
Transfers from assets under Construction				5,008
Derecognition - net			(4,126)
Amortization	(43,552)		(41,930)	(46,695)
Reclasifications	(3,717)
Intangible assets	193,974		139,221	116,733
Costs of development of wells [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	461,224		396,806	342,100
Intangible assets	558,530		461,224	396,806
Costs of development of wells [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(322,003)		(280,073)	(233,378)
Intangible assets	(364,556)		(322,003)	(280,073)
Land use right [member]
Disclosure Of Goodwill [line items]
Intangible assets	13,288		13,288	13,288
Impairment loss	(2,468)
Intangible assets	10,820		13,288	13,288
Land use right [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	13,288		13,288	13,288
Intangible assets	13,288		13,288	13,288
Land use right [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(2,468)
Other assets [member]
Disclosure Of Goodwill [line items]
Intangible assets	45,768		48,029	29,498
Additions	5,212		5,067	20,832
Capitalization of interest expenses	802
Deconsolidation, net			(1,863)	(2,767)
Transfers from assets under Construction	(672)		(199)	3,617
Derecognition - net	(4,106)			(355)
Amortization	(3,687)		(5,536)	(2,973)
Translations adjustments			270	177
Reclasifications	12,216
Intangible assets	55,533		45,768	48,029
Other assets [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	58,267		59,324	37,917
Intangible assets	113,057		58,267	59,324
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(12,499)		(11,295)	(8,419)
Intangible assets	S/ (57,524)		S/ (12,499)	S/ (11,295)